Subsequent Events:	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events:
13. Subsequent Events:
On February 14, 2014 the Partnership paid cash distribution for the fourth quarter of 2013 of $0.1746 per unit, pro-rated from the IPO closing date through December 31, 2013 to all unitholders on record as of February 10, 2013 based on the Board of Directors decision made on January 31, 2014. This distribution corresponds to a quarterly distribution of $0.365 per outstanding unit, or $1.46 per outstanding unit on an annualized basis.